Prepaid and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
D&O Insurance	$ 3,133
VAT	2,992	169
Prepaid	1,448	671
Other current assets	99	326
Total prepaid and other current assets	$ 7,672	$ 1,166